Property And Equipment, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property And Equipment, Net [Abstract]
Depreciation	$ 13.3	$ 16.1	$ 14.7
Additional equipment purchased	$ 9.7	$ 16.5	$ 18.6